SCHEDULE OF CHANGES IN CARRYING AMOUNT OF GOODWILL (Details) $ in Thousands	6 Months Ended
Jun. 30, 2020 USD ($)
Indefinite-lived Intangible Assets [Line Items]
Balance as of December 31, 2019	$ 574,764
SAPESCO Business Combination	20,942
Balance as of March 31, 2020	595,706
Production Services [Member]
Indefinite-lived Intangible Assets [Line Items]
Balance as of December 31, 2019	419,646
SAPESCO Business Combination	8,263
Balance as of March 31, 2020	427,909
Drilling and Evaluation Services [Member]
Indefinite-lived Intangible Assets [Line Items]
Balance as of December 31, 2019	155,118
SAPESCO Business Combination	12,679
Balance as of March 31, 2020	$ 167,797